Income Tax - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax expense	$ 14,370	$ 212,115	$ 129,456
Deferred income tax expense (benefit)	124	695	(669)
Total income tax expenses	$ 14,494	$ 212,810	$ 128,787